Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	N-CSRS
Entity Central Index Key	0001814390
Entity Registrant Name	Flat Rock Core Income Fund
Document Period End Date	Jun. 30, 2025
Amendment Flag	false